SCHEDULE OF LOANS REPAYMENT INTEREST INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Opening balance	$ 26	$ 36
Repayment	(13)	(12)
Interest income and exchange differences	1	2
Closing balance	$ 14	$ 26